Segment Reporting - Schedule of Major Customers (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Major Customers [Line Items]
Total revenue for major customers	$ 7,050,561	$ 4,660,183	$ 1,551,662
Customer A [Member]
Schedule of Major Customers [Line Items]
Total revenue for major customers	3,272,556	2,308,425	626,107
Customer B [Member]
Schedule of Major Customers [Line Items]
Total revenue for major customers	1,558,156	957,076
Customer C [Member]
Schedule of Major Customers [Line Items]
Total revenue for major customers	958,031	842,173	223,504
Customer D [Member]
Schedule of Major Customers [Line Items]
Total revenue for major customers	860,086	552,509	236,437
Customer E [Member]
Schedule of Major Customers [Line Items]
Total revenue for major customers	378,706
Customer F [Member]
Schedule of Major Customers [Line Items]
Total revenue for major customers	$ 23,026		$ 465,614